Auditors' Remuneration - Schedule of Audit Services (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Audit Service [Abstract]
Audit and review of financial statements	[1]	$ 326,710	$ 254,350
Total		$ 326,710	$ 254,350

[1]	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.